Borrowings (Tables)	12 Months Ended
Jan. 31, 2013
Debt Disclosure [Abstract]
Schedule of Borrowings

Borrowings were comprised of the following:

	January 31,
	2013	2012
Bank lines of credit	$79,213	$76,240
Short-term borrowings	1,129	1,019
Current portion of long-term borrowings	5,663	21,775
Long-term borrowings, excluding current portion	204,434	231,204

Total borrowings	$290,439	$330,238

Amounts Due under Long-Term Borrowings	The amounts due under long-term borrowings as of January 31, 2013 are repayable in the following fiscal years:

2014	$5,663
2015	2,559
2016	1,561
2017	314
2018 and after	200,000

Total	$210,097

Schedule of Borrowings and Weighted Interest Rates

Borrowings are denominated primarily in U.S. dollars. Weighted interest rates are calculated based upon balances at fiscal year-end. Weighted interest rates and average borrowings for bank lines of credit and short-term borrowings are as follows:

	January 31,
	2013	2012
Weighted interest rates on the Company’s outstanding debt based upon borrowings outstanding as of the period ending approximated	3.2%	2.2%
Weighted interest rate on the bank lines of credit based upon borrowings outstanding	3.0%	1.4%
Average bank lines of credit over the respective fiscal years	$149,888	$221,300
Weighted average interest rate on short-term borrowings approximated	1.1%	1.0%
Average short-term borrowings over the respective fiscal years	$1,122	$4,727

Borrowings Outstanding with Availability for Borrowings

The following table presents information about the facility limits, aggregate amount of borrowings outstanding, as well as availability for borrowings under various bank lines, letter of credit and other credit facilities as of January 31, 2013:

	2011 Royal Bank of Scotland N.V. (RBS) Facility(1)	2011 Nedbank Facility(2)	2011 Bank of the West Facility(3)	Germany Credit Facility(5)	2009 Nedbank South African Facilities(4)	Other Facilities(6)	Total
Maturity date	June 24, 2013	June 24, 2016	June 24, 2014	January 31, 2014	July 9, 2016	Various
Credit facility limit	$50,000	$75,000	$50,000	$51,351	$58,056	$208,371	$492,778

Facility usage for cash withdrawals(7)	—	79	—	102	2,054	76,978	79,213
Letters of credit and guarantees outstanding	31,894	2,924	—	847	25,677	95,549	156,891

Total facility/usage	$31,894	$3,003	$—	$949	$27,731	$172,527	$236,104

Available, unused capacity	$18,106	$71,997	$50,000	$50,402	$30,325	$35,844	$256,674
Available for cash withdrawals	$—	$34,921	$50,000	$50,402	$31,121	$31,866	$198,310

(1)	Fees under this facility are generally based on the amount of outstanding letters of credit, with additional interest and fees due in the event a drawing is honored under an outstanding letter of credit.

(2)	The 2011 Nedbank Facility matures on June 24, 2016 for letter of credit items and no sooner than June 24, 2014 for cash draw items. This facility provides for a $40,000 committed standby letter of credit facility and a $35,000 cash draw facility. This facility bears interest at 2% above the daily London Interbank Offered Rate (LIBOR) rate.

(3)	The 2011 Bank of the West Facility provides for up to $50,000 availability for both cash withdrawals and letters of credit, with a sublimit for certain letters of credit of $30,000. This facility bears interest at the Company’s choice of either (a) the one-month LIBOR rate plus 1.5% or (b) the highest of (i) the bank’s prime rate, (ii) 0.5% above the federal funds rate, or (iii) 1% above the one-month LIBOR rate.

(4)	The amounts in the table above reflect the Company’s South African rand (ZAR) 525,000 revolving credit facility, which is comprised of a ZAR 300,000 working capital facility and a ZAR 225,000 letters of credit, guarantees and forward exchange contract facility. Excluded from the table are amounts outstanding under the ZAR 250,000 revolving asset-based finance facility, which is a part of this facilities agreement, and which are included under capital lease obligations on the Company’s consolidated balance sheet.

(5)	On January 25, 2013, UTi Deutschland GmbH, a subsidiary of UTi Worldwide Inc., entered into an Agreement Relating to Credit Facility with Commerzbank Aktiengesellschaft (German Credit Facility). The German Credit Facility bears interest at the Euro OverNight Index Average rate plus 1.7% and provides for both cash draws and guarantees.

(6)	Includes cash pooling arrangements utilized by a number of the Company’s subsidiaries. The largest of these other additional facilities is the credit facility of the Company’s subsidiary in Japan.

(7)	Amounts in this row reflect cash withdrawals supporting outstanding cash borrowings by the Company’s subsidiaries.

Indebtedness Pursuant Outstanding Senior Unsecured Guaranteed Notes and Other Long-Term Borrowings

The following table presents information about the aggregate amount of the Company’s indebtedness pursuant to its outstanding senior unsecured guaranteed notes as of January 31, 2013:

	2013 Series A Notes	2013 Series B Notes	Other Facilities	Total
Maturity date	February 1, 2022	February 1, 2020
Original principle	$150,000	$50,000
Interest rate per annum	4.10%	3.50%	5.17%
Balance at January 31, 2013:
Current portion of long-term borrowings	—	—	5,663	5,663
Long-term borrowings, excluding current portion	150,000	50,000	4,434	204,434

Total	$150,000	$50,000	$10,097	$210,097